Net Loss per Share - Additional Information (Detail) - $ / one_hundred_dollars_of_preferred_stock		12 Months Ended
	Feb. 14, 2017	Dec. 31, 2017
Series A preferred stock
Earnings Per Share [Line Items]
Cumulative annual dividends per $100	8	8